Other Operational Gain	6 Months Ended
Jun. 30, 2013
Other Operational Gain [Abstract]
Other Operational Gain
10.      Other Operational Gain:

Other operational gain for the six month period ended June 30, 2012, totaled $140 and represented gain from hull & machinery claim. For the six month period ended June 30, 2013, other operational gain totaling $1,647 represented non-recurring revenue of $1,250 from the settlement of a commercial claim and a gain from hull & machinery claim of $397.